Investments in and Advances to Equity Accounted Investments - Summary of the Company’s Financial Information for Equity Accounted Investments (Details) - Equity Accounted Investments [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Revenues	$ 169,601	$ 225,596	$ 94,244
Income from operations	73,782	109,253	16,460
Realized and unrealized loss on derivative instruments	(244)	(689)	(831)
Net income	50,313	90,059	$ 3,598
Other current assets [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	33,321	206,460
Other non-current assets [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	20,558	25,304
Other current liabilities [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	32,840	41,321
Other non-current liabilities [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	26,341	31,269
Current portion of long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Current liabilities	43,677	149,301
Long-term debt [Member]
Schedule of Equity Method Investments [Line Items]
Non-current liabilities	367,201	485,627
Vessels and equipment [Member]
Schedule of Equity Method Investments [Line Items]
Non current assets	816,943	855,232
Cash and cash equivalents [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	$ 62,817	$ 97,933